Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Raw materials	¥ 789,134		¥ 429,208
Finished goods	423,420		304,801
Work in process	261,436		78,354
Total	¥ 1,473,990	$ 213,708	¥ 812,363